Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 22,543	$ 18,182	$ 18,058	$ 21,136	$ 16,274	$ 16,378	$ 12,775	$ 15,130	$ 13,293	$ 10,577	$ 10,000
Class I
Account Value [Line Items]
Account Value	$ 24,931	19,912	19,582	22,692	17,301	17,241	13,314	15,611	13,581	10,693	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 22,821	18,268	18,013	20,939	15,999	15,990	12,386	14,560	12,700	10,043	9,427
Class I
Account Value [Line Items]
Account Value	$ 23,872	20,563	17,143	21,382	18,181	15,034	12,018	12,139	10,401	9,811	10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 21,899	18,913	15,806	19,757	16,848	13,974	11,207	11,355	9,759	9,228	9,424
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 21,633	18,815	15,837	19,950	17,131	14,303	11,555	11,785	10,206	9,718	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
70% S&P 500/30% Bloomberg Capital Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% S&P 500/30% Bloomberg Capital Aggregate Blend
Account Value	$ 25,198	21,449	17,907	21,402	17,989	15,543	12,486	12,849	11,069	10,134	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
70% S&P 500/30% Bloomberg Capital Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% S&P 500/30% Bloomberg Capital Aggregate Blend
Account Value	$ 25,198	21,449	17,907	21,402	17,989	15,543	12,486	12,849	11,069	10,134	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
70% S&P 500/30% Bloomberg Capital Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% S&P 500/30% Bloomberg Capital Aggregate Blend
Account Value	$ 25,198	$ 21,449	$ 17,907	$ 21,402	$ 17,989	$ 15,543	$ 12,486	$ 12,849	$ 11,069	$ 10,134	$ 10,000